Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
January 31, 2024 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.7%
		Communication Services—1.7%
800		Cable One, Inc.	$ 439,144
27,136	[2]	Frontier Communications Parent, Inc.	668,360
15,247		Iridium Communications, Inc.	552,856
18,584		New York Times Co., Class A	902,439
3,966		Nexstar Media Group, Inc., Class A	704,798
25,014		Tegna, Inc.	389,968
5,083		TKO Group Holdings, Inc.	425,396
5,836	[2]	Ziff Davis, Inc.	393,347
36,348	[2]	ZoomInfo Technologies, Inc.	583,022
		TOTAL	5,059,330
		Consumer Discretionary—15.0%
11,803	[2]	Adient PLC	409,682
29,850		Aramark	868,038
8,505		Autoliv, Inc.	911,056
2,845	[2]	AutoNation, Inc.	397,333
19,946		Block (H&R), Inc.	934,271
10,501		Boyd Gaming Corp.	666,709
7,878		Brunswick Corp.	635,597
7,766	[2]	Burlington Stores, Inc.	1,484,471
10,669	[2]	Capri Holdings Ltd.	520,007
3,925		Carter’s, Inc.	296,887
3,156	[3]	Choice Hotels International, Inc.	382,255
6,833		Churchill Downs, Inc.	826,588
3,689		Columbia Sportswear Co.	292,390
7,376	[2]	Crocs, Inc.	748,517
2,976	[2]	Deckers Outdoor Corp.	2,243,101
7,376		Dick’s Sporting Goods, Inc.	1,099,540
6,579	[2]	Five Below, Inc.	1,180,667
12,761	[2]	Floor & Decor Holdings, Inc.	1,283,246
7,185	[2]	Fox Factory Holding Corp.	452,942
23,086	[2,3]	GameStop Corp.	328,514
32,052		Gap (The), Inc.	599,052
28,075		Gentex Corp.	930,125
23,468	[2]	Goodyear Tire & Rubber Co.	327,144
377		Graham Holdings Co.	271,591
4,522	[2]	Grand Canyon Education, Inc.	590,528
10,745		Harley-Davidson, Inc.	348,675
3,022	[2]	Helen of Troy Ltd.	346,019
4,950	[2]	Hilton Grand Vacations, Inc.	206,415
4,060		Hyatt Hotels Corp.	521,182
11,316		KB HOME	674,321
7,045		Lear Corp.	936,281
16,721		Leggett and Platt, Inc.	388,094
10,209	[2]	Light & Wonder, Inc.	820,599
2,744		Lithia Motors, Inc.	809,068
33,588		Macy’s, Inc.	614,325
2,269		Marriott Vacations Worldwide Corp.	190,346

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
42,966	[2]	Mattel, Inc.	$ 768,662
2,681		Murphy USA, Inc.	945,106
13,002		Nordstrom, Inc.	235,986
6,826	[2]	Ollie’s Bargain Outlet Holdings, Inc.	490,994
18,920	[2]	Penn Entertainment, Inc.	426,646
2,106		Penske Automotive Group, Inc.	312,467
10,438	[2]	Planet Fitness, Inc.	707,279
4,648		Polaris, Inc., Class A	418,134
7,243		PVH Corp.	871,043
1,905	[2]	RH	482,879
17,754		Service Corp. International	1,191,649
15,199	[2]	Skechers USA, Inc., Class A	949,026
15,402	[2]	Taylor Morrison Home Corp.	803,060
19,624		Tempur Sealy International, Inc.	979,041
7,578		Texas Roadhouse, Inc.	952,706
18,157		The Wendy’s Co.	346,436
6,234		Thor Industries, Inc.	704,567
14,001		Toll Brothers, Inc.	1,390,999
4,119	[2]	TopBuild Corp.	1,520,447
8,445		Travel + Leisure Co.	341,347
13,586	[2]	Under Armour, Inc., Class A	103,525
13,646	[2]	Under Armour, Inc., Class C	100,980
4,595		Vail Resorts, Inc.	1,020,090
12,323	[2]	Valvoline, Inc.	449,666
3,486	[2]	Visteon Corp.	401,901
8,234		Williams-Sonoma, Inc.	1,592,373
4,049		Wingstop, Inc.	1,138,214
9,354		Wyndham Hotels & Resorts, Inc.	728,957
10,761	[2]	YETI Holdings, Inc.	473,161
		TOTAL	45,382,917
		Consumer Staples—4.2%
14,885	[2]	Bellring Brands, Inc.	822,694
15,241	[2]	BJ’s Wholesale Club Holdings, Inc.	980,606
4,262		Casey’s General Stores, Inc.	1,156,536
14,997	[2]	Celsius Holdings, Inc.	748,350
720		Coca-Cola Bottling Co.	620,201
46,244	[2]	Coty, Inc. - CL A	558,628
19,297	[2]	Darling Ingredients, Inc.	835,560
6,477	[2]	e.l.f. Beauty, Inc.	1,033,276
21,955		Flowers Foods, Inc.	500,574
12,662	[2]	Grocery Outlet Holding Corp.	313,764
7,375		Ingredion, Inc.	793,329
2,451		Lancaster Colony Corp.	450,445
16,072	[2]	Performance Food Group Co.	1,168,113
5,629	[2]	Post Holdings, Inc.	522,765
11,292	[2]	Sprouts Farmers Market, Inc.	568,778
1,130	[2]	The Boston Beer Co., Inc., Class A	394,675
29,841	[2]	US Foods Holding Corp.	1,372,984
		TOTAL	12,841,278
		Energy—4.8%
51,532		Antero Midstream Corp.	630,752
34,475	[2]	Antero Resources Corp.	770,171

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
23,799		ChampionX Corp.	$ 652,331
11,129	[3]	Chesapeake Energy Corp.	858,157
4,662		Chord Energy Corp.	716,829
7,889		Civitas Resources, Inc.	511,286
11,367	[2]	CNX Resources Corp.	229,613
8,670		DT Midstream, Inc.	465,492
50,049		Equitrans Midstream Corp.	509,999
21,004		HF Sinclair Corp.	1,186,516
13,516		Matador Resources Co.	741,893
20,644		Murphy Oil Corp.	798,923
44,737		NOV, Inc.	872,819
29,092		Ovintiv, Inc.	1,234,083
12,073		PBF Energy, Inc.	609,807
46,375		Permian Resources Corp.	625,135
27,705		Range Resources Corp.	804,553
132,055	[2]	Southwestern Energy Co.	851,755
7,786	[2]	Valaris Ltd.	481,720
10,103	[2]	Weatherford International PLC	904,724
		TOTAL	14,456,558
		Financials—15.8%
3,774		Affiliated Managers Group	561,722
32,682		Ally Financial, Inc.	1,198,776
7,788		American Financial Group, Inc.	937,675
60,109		Annaly Capital Management, Inc.	1,153,492
24,308		Associated Banc-Corp.	510,711
11,771		Bank OZK	530,990
8,067	[2]	Brighthouse Financial, Inc.	417,629
22,369		Cadence Bank	595,463
26,088		Carlyle Group LP/The	1,044,042
12,055		CNO Financial Group, Inc.	327,655
19,189		Columbia Banking Systems, Inc.	386,850
14,463		Commerce Bancshares, Inc.	753,812
7,777		Cullen Frost Bankers, Inc.	825,295
18,546		East West Bancorp, Inc.	1,350,334
41,576		Equitable Holdings, Inc.	1,359,119
2,469		Erie Indemnity Co.	853,854
15,322		Essent Group Ltd.	845,161
5,450	[2]	Euronet Worldwide, Inc.	543,092
3,886		Evercore, Inc., Class A	667,343
10,848		Federated Hermes, Inc.	379,246
29,714		Fidelity National Financial, Inc.	1,486,591
9,833		First American Financial Corp.	593,422
10,245		First Financial Bankshares, Inc.	319,951
75,966		First Horizon Corp.	1,081,756
4,072		FirstCash Holdings, Inc.	467,343
39,954		FNB Corp. (PA)	526,594
9,580		Glacier Bancorp, Inc.	370,363
10,719		Hancock Whitney Corp.	483,534
3,957		Hanover Insurance Group, Inc.	522,364
20,850		Home BancShares, Inc.	488,724
4,846		Houlihan Lokey, Inc.	580,454
10,746		Interactive Brokers Group, Inc., Class A	953,707

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
5,695		International Bancshares Corp.	$ 301,038
16,531		Janus Henderson Group PLC	475,432
23,522		Jefferies Financial Group, Inc.	958,757
4,686		Kemper Corp.	281,160
2,654		Kinsale Capital Group, Inc.	1,055,151
30,993		MGIC Investment Corp.	614,901
2,951		Morningstar, Inc.	824,214
71,766		New York Community Bancorp, Inc.	464,326
42,770		Old National Bancorp	704,422
29,572		Old Republic International Corp.	829,199
9,333		Pinnacle Financial Partners, Inc.	824,850
3,968		Primerica, Inc.	929,147
11,252		Prosperity Bancshares, Inc.	719,115
8,647		Reinsurance Group of America	1,503,627
6,006		RenaissanceRe Holdings Ltd.	1,374,353
4,480		RLI Corp.	610,938
11,262		SEI Investments Co.	712,209
8,559		Selective Insurance Group, Inc.	897,497
26,715		SLM Corp.	531,094
9,056		South State Corp.	752,554
33,547		Starwood Property Trust, Inc.	682,010
12,164		Stifel Financial Corp.	887,364
17,878		Synovus Financial Corp.	673,285
3,291	[2]	Texas Capital Bancshares, Inc.	200,751
6,864		UMB Financial Corp.	566,280
16,601		United Bankshares, Inc.	595,146
24,834		Unum Group	1,200,476
52,677		Valley National Bancorp	506,753
10,303		VOYA Financial, Inc..	745,628
20,728		Webster Financial Corp. Waterbury	1,025,621
54,854		Western Union Co.	689,515
4,239	[2]	WEX, Inc.	866,409
6,879		Wintrust Financial Corp.	667,125
		TOTAL	47,787,411
		Health Care—7.7%
10,815	[2]	Acadia Healthcare Co., Inc.	888,344
3,518	[2]	Amedisys, Inc.	331,642
900	[2]	ArriVent Biopharma, Inc.	19,395
10,722	[2]	Arrowhead Pharmaceuticals, Inc.	344,176
4,698	[2]	Azenta, Inc.	306,310
11,274		Bruker Corp.	806,204
1,716		Chemed Corp.	1,017,228
14,966	[2]	Doximity, Inc.	403,334
13,929		Encompass Health Corp.	989,516
3,093	[2]	Enovis Corp.	181,559
21,318	[2]	Envista Holdings Corp.	500,973
42,769	[2]	Exelixis, Inc.	930,653
14,104	[2]	Globus Medical, Inc.	744,550
7,605	[2]	Haemonetics Corp.	581,478
16,237	[2]	Halozyme Therapeutics, Inc.	549,623
11,953	[2]	HealthEquity, Inc.	903,408
6,447	[2]	Inari Medical, Inc.	367,157

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
8,651	[2]	Integra Lifesciences Corp.	$ 347,338
8,577	[2]	Jazz Pharmaceuticals PLC	1,052,569
8,409	[2]	Lantheus Holdings, Inc.	436,679
6,888	[2]	LivaNova PLC	335,308
3,898	[2]	Masimo Corp.	502,608
2,636	[2]	Medpace Holdings, Inc.	768,605
15,562	[2]	Neogen Corp.	241,211
11,281	[2]	Neurocrine Biosciences, Inc.	1,576,745
21,680	[2]	Option Care Health, Inc.	677,283
4,643	[2]	Penumbra, Inc.	1,170,918
16,879		Perrigo Co. PLC	541,478
13,870	[2]	Progyny, Inc.	528,308
3,768	[2]	QuidelOrtho Corp.	258,146
25,840	[2]	R1 RCM, Inc.	264,602
6,252	[2]	Repligen Corp.	1,184,129
4,479	[2]	Shockwave Medical, Inc.	1,013,374
13,500	[2]	Sotera Health Topco, Inc.	198,720
12,291	[2]	Tenet Healthcare Corp.	1,016,957
5,389	[2]	United Therapeutics Corp.	1,157,449
		TOTAL	23,137,977
		Industrials—20.3%
3,773		Acuity Brands, Inc.	898,578
9,105		Advanced Drainage System, Inc.	1,187,474
16,142		AECOM	1,423,563
7,489		AGCO Corp.	916,129
7,101	[2]	ASGN, Inc.	659,115
1,404		Avis Budget Group, Inc.	229,849
6,951		Brinks Co. (The)	561,919
10,347		BWX Technologies, Inc.	843,074
2,522	[2]	CACI International, Inc., Class A	866,887
6,184		Carlisle Cos., Inc.	1,943,384
3,806	[2]	Chart Industries, Inc.	444,236
5,741	[2]	Clean Harbors, Inc.	964,258
4,046		Comfort Systems USA, Inc.	879,884
5,851		Concentrix Corp.	519,978
18,346	[2]	Core & Main, Inc.	757,873
5,460		Crane Co.	677,641
5,158		Curtiss Wright Corp.	1,148,016
13,706		Donaldson Co., Inc.	885,271
5,383		EMCOR Group, Inc.	1,227,916
5,033		EnerSys, Inc.	481,004
8,364		ESAB Corp.	719,220
20,294	[2]	Exlservice Holding, Inc.	634,796
4,212		Exponent, Inc.	371,456
14,661		Flowserve Corp.	585,414
16,281	[2]	Fluor Corp.	613,957
16,629		Fortune Brands Innovations, Inc.	1,290,244
3,454	[2]	FTI Consulting, Inc.	661,821
2,936		GATX Corp.	360,100
20,404		Genpact Ltd.	732,504
20,138		Graco, Inc.	1,717,771
14,438	[2]	GXO Logistics, Inc.	785,138

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,017	[2]	Hertz Global Holdings, Inc.	$ 8,492
9,918		Hexcel Corp.	658,456
3,951		Insperity, Inc.	453,140
9,376		ITT Corp.	1,132,433
16,378		KBR, Inc.	853,458
7,312	[2]	Kirby Corp.	575,162
19,424		Knight-Swift Transportation Holdings, Inc.	1,114,549
4,060		Landstar System, Inc.	778,383
3,685		Lennox International, Inc.	1,577,770
6,573		Lincoln Electric Holdings	1,460,652
5,529		Manpower, Inc.	409,920
7,478	[2]	MasTec, Inc.	491,080
6,777		Maximus, Inc.	549,750
16,484		MDU Resources Group, Inc.	321,603
5,281	[2]	Middleby Corp.	744,991
4,160		MSA Safety, Inc.	686,525
6,873		MSC Industrial Direct Co.	678,228
19,243		nVent Electric PLC	1,155,350
6,305		OshKosh Truck Corp.	694,180
10,231		Owens Corning, Inc.	1,550,303
5,961	[2]	Paylocity Corp.	944,282
3,518	[2]	RBC Bearings, Inc.	944,724
7,979		Regal Rexnord Corp.	1,064,877
6,516		Ryder System, Inc.	740,022
3,041	[2]	Saia, Inc.	1,370,214
5,976		Science Applications International Corp.	762,896
18,553		Sensata Technologies Holdings	671,062
5,758		Simpson Manufacturing Co., Inc.	1,042,140
11,437	[2]	Stericycle, Inc.	548,976
17,289	[2]	SunRun, Inc.	250,345
8,333		Terex Corp.	511,896
5,362		Tetra Tech, Inc.	848,161
7,974		Timken Co.	653,150
10,515		Toro Co.	972,427
12,370	[2]	Trex Co., Inc.	1,007,908
8,431		UFP Industries, Inc.	956,497
2,579		Valmont Industries, Inc.	582,106
3,620		Watsco, Inc.	1,415,348
3,068		Watts Industries, Inc., Class A	607,495
6,985		Werner Enterprises, Inc.	276,257
5,317		WESCO International, Inc.	922,606
6,870		Woodward, Inc.	946,480
15,332	[2]	XPO, Inc.	1,309,966
		TOTAL	61,232,730
		Information Technology—10.1%
3,594	[2]	Allegro MicroSystems, Inc.	93,228
11,852		Amkor Technology, Inc.	375,234
6,114	[2]	Arrow Electronics, Inc.	679,571
2,577	[2]	Aspen Technology, Inc.	494,758
7,646		Avnet, Inc.	346,364
5,271		Belden, Inc.	391,003
4,878	[2]	Blackbaud, Inc.	394,728

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
7,552	[2]	Calix, Inc.	$ 250,575
17,998	[2]	Ciena Corp.	953,894
6,666	[2]	Cirrus Logic, Inc.	514,615
20,880		Cognex Corp.	754,603
18,784	[2]	Coherent Corp.	892,991
7,026	[2]	CommVault Systems, Inc.	644,144
2,898		Crane NXT Co.	168,895
6,653		Dolby Laboratories, Class A	553,397
29,031	[2]	Dropbox, Inc.	919,702
27,708	[2]	Dynatrace Holdings LLC	1,579,356
16,236	[2]	GoDaddy, Inc.	1,731,732
3,743	[2]	IPG Photonics Corp.	366,402
18,890	[2]	Kyndryl Holdings, Inc.	387,623
16,610	[2]	Lattice Semiconductor Corp.	1,010,885
3,473		Littelfuse, Inc.	840,119
4,914	[2]	Lumentum Holdings, Inc.	269,975
6,028	[2]	MA-COM Technology Solutions Holdings, Inc.	519,795
7,900	[2]	Manhattan Associates, Inc.	1,916,224
8,854		MKS Instruments, Inc.	942,508
4,376	[2]	Novanta, Inc.	676,311
5,569	[2]	Onto Innovation Inc.	899,394
7,006		Power Integrations, Inc.	525,170
34,384	[2]	Pure Storage, Inc.	1,375,016
4,164	[2]	Qualys, Inc.	787,704
12,189	[2]	Rambus, Inc.	835,312
3,951	[2]	Silicon Laboratories, Inc.	487,395
5,369	[2]	Super Micro Computer, Inc.	2,843,476
5,879	[2]	Synaptics, Inc.	627,936
6,463		TD SYNNEX Corp.	646,171
10,778	[2]	Teradata Corp.	497,728
4,952		Universal Display Corp.	840,701
15,473		Vishay Intertechnology, Inc.	336,228
22,271		Vontier Corp.	770,354
11,381	[2]	Wolfspeed, Inc.	370,452
		TOTAL	30,511,669
		Materials—6.9%
16,022		Alcoa Corp.	476,655
8,867		AptarGroup, Inc.	1,151,646
116,244	[2,3]	Arcadium Lithium PLC	568,433
4,327		Ashland, Inc.	405,094
11,437		Avient Corp.	414,134
25,577	[2]	Axalta Coating Systems Ltd.	829,206
13,425		Berry Global Group, Inc.	878,800
6,120		Cabot Corp.	441,252
18,344		Chemours Co./The	553,438
60,766	[2]	Cleveland-Cliffs, Inc.	1,218,358
14,330		Commercial Metals Corp.	748,313
14,473		Crown Holdings, Inc.	1,280,860
3,947		Eagle Materials, Inc.	893,127
34,704		Graphic Packaging Holding Co.	885,299
2,544		Greif, Inc., Class A	159,280
6,177	[2]	Knife River Corp.	404,532

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
5,412		Louisiana-Pacific Corp.	$ 360,169
8,957	[2]	MP Materials Corp.	141,610
1,073		NewMarket Corp.	598,530
14,928		Olin Corp.	777,301
6,631		Reliance Steel & Aluminum Co.	1,892,620
8,912		Royal Gold, Inc.	1,019,444
14,847		RPM International, Inc.	1,583,581
7,242		Scotts Miracle-Gro Co.	407,435
6,191		Silgan Holdings, Inc.	284,415
10,967		Sonoco Products Co.	624,022
25,403		United States Steel Corp.	1,194,449
4,807		Westlake Corp.	665,048
		TOTAL	20,857,051
		Real Estate—7.2%
9,424		Agree Realty Corp.	561,765
13,027		Apartment Income REIT Corp.	425,853
34,651		Brixmor Property Group, Inc.	777,568
18,923		Corporate Office Properties Trust	445,826
18,984		Cousins Properties, Inc.	434,923
27,017		Cubesmart	1,167,675
5,319		EastGroup Properties, Inc.	943,750
11,880		EPR Properties	525,928
21,456		Equity Lifestyle Properties, Inc.	1,452,357
16,057		First Industrial Realty Trust	827,257
30,702		Gaming and Leisure Properties, Inc.	1,401,546
46,352		Healthcare Realty Trust, Inc.	746,731
28,189		Independence Realty Trust	414,096
5,739	[2]	Jones Lang LaSalle, Inc.	1,016,147
13,195		Kilroy Realty Corp.	471,853
31,995		Kite Realty Group Trust	684,693
10,007		Lamar Advertising Co., Class A	1,047,533
43,414	[3]	Medical Properties Trust, Inc.	134,583
12,711		National Storage Affiliates Trust	474,756
20,703		NNN REIT, Inc.	835,159
27,792		Omega Healthcare Investors, Inc.	805,968
33,391		Park Hotels & Resorts, Inc.	503,536
30,149		Physicians Realty Trust	369,024
9,923		PotlatchDeltic Corp.	443,856
11,694		Rayonier, Inc.	354,328
22,200		Rexford Industrial Realty, Inc.	1,167,498
25,073		Sabra Health Care REIT, Inc.	334,474
20,543		STAG Industrial, Inc.	758,858
23,434		Vornado Realty Trust, LP	637,171
23,401		WP Carey, Inc.	1,449,926
		TOTAL	21,614,638
		Utilities—3.0%
9,159		Allete, Inc.	541,389
8,501		Black Hills Corp.	440,012
30,265		Essential Utilities, Inc.	1,085,303
5,639		IDACORP, Inc.	522,059
10,196		National Fuel Gas Co.	480,843
10,786		New Jersey Resources Corp.	440,392

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
6,710		Northwestern Energy Group, Inc.	$ 322,885
22,680		OGE Energy Corp.	753,883
6,959		ONE Gas, Inc.	427,074
4,367		Ormat Technologies, Inc.	282,458
9,363		PNM Resources, Inc.	339,222
8,508		Portland General Electric Co.	348,232
7,455		Southwest Gas Holdings, Inc.	437,459
3,899		Spire, Inc.	221,346
30,876		UGI Corp.	683,595
43,333		Vistra Corp.	1,777,953
		TOTAL	9,104,105
		TOTAL COMMON STOCKS (IDENTIFIED COST $178,025,011)	291,985,664
		INVESTMENT COMPANIES—4.0%
2,419,032		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[4]	2,419,032
9,560,660		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[4]	9,564,485
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $11,979,325)	11,983,517
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $190,004,336)	303,969,181
		OTHER ASSETS AND LIABILITIES - NET—(0.7%)[5]	(2,141,053)
		TOTAL NET ASSETS—100%	$301,828,128
At January 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
S&P MidCap 400 E-Mini Index, Long Futures	36	$9,875,880	March 2024	$(175,309)
The average notional value of long futures contracts held by the Fund throughout the period was $12,329,933. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliates, which are either the parent company of the Adviser or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended January 31, 2024, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$343,882	$2,105,070	$11,154,428	$13,603,380
Purchases at Cost	$—	$9,243,044	$21,979,783	$31,222,827
Proceeds from Sales	$—	$(8,929,082)	$(23,573,881)	$(32,502,963)
Change in Unrealized Appreciation/Depreciation	$35,364	$—	$681	$36,045
Net Realized Gain/(Loss)	$—	$—	$3,474	$3,474
Value as of 1/31/2024	$379,246	$2,419,032	$9,564,485	$12,362,763
Shares Held as of 1/31/2024	10,848	2,419,032	9,560,660	11,990,540
Dividend Income	$3,037	$3,292	$148,253	$154,582

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $9,875,880 at January 31, 2024, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.

2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Collateral Received
$2,215,611	$2,419,032

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.

The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LP	—Limited Partnership
REIT	—Real Estate Investment Trust